OTHER PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2018
OTHER PROVISIONS.
Schedule of other provisions

30 June 2018
US$’000
Balance at the beginning of the period	3,316
Changes in estimates	(1,031)
Settlements	(612)
Unwinding of discount	37
Balance at end of period (1)	1,710

 (1)As at 30 June 2018 $0.9 million was classified as current.